Supplemental Balance Sheet Information - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		$ 8,767	$ 6,409
Less: accumulated depreciation and amortization		(3,877)	(916)
Total property and equipment, net	$ 4,557	4,890	5,493
Internal-use software [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		308	420
Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		145	73
Furniture and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		1,112	724
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		6,824	5,174
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		$ 378	$ 18